SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Expected Annual Amortization Expense (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expected annual amortization expense
2021		$ 1,007,095
2022		1,007,095
2023		998,291
2024		944,368
2025		841,215
Thereafter		3,777,171
Total	$ 8,323,460	$ 8,575,235	$ 5,043,021	$ 456,365